Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Inventory [Line Items]
Effect of LIFO Inventory Liquidation on Income	$ 6,300	$ 3,400	$ 12,300
Items Of Inventories
U.S. inventories at current cost	323,642	302,465
Foreign inventories at average cost	103,483	70,797
Inventory, Gross, Total	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$ 281,417	$ 228,506